COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Oct. 31, 2024	Oct. 22, 2024	Dec. 31, 2023
Other Commitments [Line Items]
Annual purchase commitment				$ 8,500
Remaining contractual obligations remaining for the next 12 months	$ 3,600
Contingent consideration from the Theorem acquisition	6,090			$ 0
Maximum potential amount of undiscounted future payments	35,000
Theorem Technology, Inc.
Other Commitments [Line Items]
Contingent consideration from the Theorem acquisition	$ 6,100	$ 6,100	$ 6,100